Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Payables and Accrued Liabilities

	December 31,
	2021	2020
	$	$
Trade accounts payable	934	1,187
Accrued research and development costs	531	23
Salaries, employment taxes and benefits	596	474
Other accrued liabilities	611	515
	2,672	2,199

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)